PIMCO High Yield Municipal Bond Fund Annual Fund Operating Expenses - PIMCO High Yield Municipal Bond Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.55%
I-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.65%
I-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	0.70%
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	0.85%
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement		[1]
Net Expenses (as a percentage of Assets)	1.60%

[1]	PIMCO has contractually agreed, through July 31, 2026, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.